Debt	12 Months Ended
Dec. 31, 2025
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2025, published in the Official Gazette of the Federation on December 19, 2024, authorized Petróleos Mexicanos and its subsidiary entities (which were subsequently dissolved on March 19, 2025) to incur an internal net debt up to Ps.143,403,700 and an external net debt up to U.S.$5,512,700. Following the dissolution, this authorization is exercised solely by Petróleos Mexicanos as successor (see Note 1).

Petróleos Mexicanos can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.

During the period from January 1 to December 31, 2025, PEMEX participated in the following financing activities:

•On January 22, 2025, Petróleos Mexicanos issued U.S.$400,000, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due March 2026.

•On February 7, 2025, Petróleos Mexicanos issued U.S.$1,487,457, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due May 2026.

•On February 10, 2025, Petróleos Mexicanos entered into a Ps.5,000,000 revolving credit facility bearing interest at a floating rate linked for up to 182-day Interbank Equilibrium Interest Rate (TIIE) plus a margin of 500 basis points, maturing in February 2027. The credit agreement is fully available.

•On February 21, 2025, Petróleos Mexicanos issued U.S.$1,000,000, from a credit facility bearing interest at a floating rate linked to 90-day compounded SOFR plus a margin of 350 basis points, maturing in June 2026.

•On March 14, 2025, Petróleos Mexicanos entered into a Ps.5,000,000, revolving credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 500 basis points, maturing in March 2027. The credit agreement is fully available.

•On March 26, 2025, Petróleos Mexicanos entered into a Ps.5,972,676, credit facility in two tranches: the first one of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 375 basis points, maturing in March 2026, and the second of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 200 basis points, maturing in March 2026.

•On August 18, 2025, Petróleos Mexicanos entered into a securities lending transaction with a Luxembourg special purpose vehicle, Eagle Funding LuxCo S.à r.l., acting in respect of its compartment “EFL Compartment I” (“EFL I”). Petróleos Mexicanos received U.S. Treasury Securities (the “Eligible Assets”) in exchange for a fee payable to EFL I. Petróleos Mexicanos then entered into a 5-year repurchase transaction with three international banks pursuant to which it sold the Eligible Assets for approximately U.S.$11,354,374 (Ps.213,617,793). Pursuant to the repurchase transaction, Petróleos Mexicanos is required to repurchase the Eligible Assets in 10 semi-annual installments starting in 2026 and ending in 2030, and will receive a corresponding amount of Eligible Assets upon each installment payment, which Petróleos Mexicanos will in turn deliver (or cause the international banks to deliver) to EFL I pursuant to the terms of the securities lending transaction. In addition, Petróleos Mexicanos will pay a price differential to the participating banks semi-annually (until maturity of the repurchase transaction), net of any income such banks receive pursuant to the Eligible Assets. Petróleos Mexicanos does not have control and does not retain substantially all the risks and rewards of the Eligible Assets, accordingly Petróleos Mexicanos will not recognize assets or liabilities from the lending transaction, and will recognize cash received from the repurchase transaction as debt.
As of December 31, 2025, PEMEX had U.S.$5,508,000 in credit lines in order to provide liquidity of which U.S.$4,108,000 was available.

As of December 31, 2024, the outstanding amount under PMI Trading's revolving credit line was U.S.$206,314. From January 1 to December 31, 2025, PMI Trading obtained and repaid U.S.$740,000 from its revolving credit line. As of December 31, 2025, the outstanding amount under this revolving credit line was U.S.$206,314 and the available amount was U.S.$23,686.

The Federal Revenue Law applicable to PEMEX as of January 1, 2024 published in the Official Gazette of the Federation on November 13, 2023, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 138,119,100 and an external net debt up to U.S.$3,726,500. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Regulations to the Petróleos Mexicanos Law. The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the fiscal year of 2024.
During the period from January 1 to December 31, 2024, PEMEX participated in the following financing activities:
•On April 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in April 2025. As of December 31, 2024 the available amount was Ps.250,000.

•On April 18, 2024, Petróleos Mexicanos issued U.S.$500,000 of its Senior Guaranteed Floating Rate Notes due March 2025 bearing interest at a floating rate linked to 90-day SOFR plus a margin of 300 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On April 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.850,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in April 2025.

•On May 24, 2024, Petróleos Mexicanos entered into an amended revolving credit facility of Ps.19,000,000, to a credit facility bearing interest at a floating rate linked to 28-days TIIE plus a margin of 350 basis points, maturing in May 2028.

•On June 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2025. The credit facility is fully drawn.

•On June 18, 2024, Petróleos Mexicanos drew Ps.1,700,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in January 2025.

•On June 25, 2024, Petróleos Mexicanos drew Ps.23,400,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 270 basis points, maturing in July 2026.

•On July 2, 2024, Petróleos Mexicanos entered into a U.S.$2,501,549 credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 215 basis points, maturing in July 2026. That amount was modified to U.S.$5,301,550 on December 6, 2024. As of December 31, 2024 the available amount was Ps.2,300,000.

•On July 10, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$341,667, from a credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 425 basis points, maturing in March 2025.
•On July 17, 2024, Petróleos Mexicanos entered into a U.S.$750,000 amended revoling credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 454 basis points, maturing in January 2026.

•On August 30, 2024, Petróleos Mexicanos entered into a Ps.1,000,000 a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in February 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.

•On September 19, 2024, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in September 2025, which as of December 31, 2024 the available amount is Ps.1,200,000.
•On October 28, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 370 basis points, maturing in October 2026.

•On October 31, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE, maturing in April 2025.

•On November 11, 2024, Petróleos Mexicanos entered into a Ps.2,000,000, credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in May 2025.

•On November 12, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$40,000, from a credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 415 basis points, maturing in May 2025.

•On November 14, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in May 2025.

•On November 19, 2024 Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in February 2025.

•On November 19, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in February 2025.

•On November 19, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 350 basis points, maturing in March 2025.

•On November 22, 2024, Petróleos Mexicanos entered into a Ps.3,000,000, credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in May 2025.

•On November 29, 2024, Petróleos Mexicanos entered into a Ps.2,553,750, amended credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 315 basis points, maturing in May 2025.

•On December 6, 2024, Petróleos Mexicanos entered into a Ps.5,301,549, amended credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 215 basis points, maturing in July 2026.
•On December 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in March 2025.

•On December 18, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,725,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in June 2025.

•On December 19, 2024, Petróleos Mexicanos drew Ps.5,841,180, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 225 basis points, maturing in December 2026.

•On December 20, 2024, Petróleos Mexicanos drew U.S.$500,000 from a credit facility bearing interest at a fixed rate plus a margin of 750 basis points due March 2026.

•On December 23, 2024, Petróleos Mexicanos issued U.S.$225,000 of its Senior Guaranteed Floating Rate Notes due March 2026 bearing interest at a floating rate linked to 90-day, compounded SOFR plus a margin of 375 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On December 23, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in June 2025.

•On December 24, 2024, Petróleos Mexicanos issued U.S.$400,000 of its Senior Guaranteed Floating Rate Notes due December 2025, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On December 27, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in April 2025.

•On December 30, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE, maturing in March 2025.

All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

As of December 31, 2024, PEMEX had U.S.$5,902,000 and Ps.20,500,000 in credit lines in order to provide liquidity. As of December 31, 2024 the peso-denominated credit lines were fully drawn and U.S.$230,000 was available under U.S. dollar-denominated credit lines.

As of December 31, 2023, the outstanding amount under PMI Trading’s revolving credit line was U.S.$661,213. From January 1 to December 31, 2024, PMI Trading obtained U.S.$1,605,394 from its revolving credit line and repaid U.S.$2,060,292. As of December 31, 2024, the outstanding amount under this revolving credit line was U.S.$206,314 and the available amount was U.S.$23,685.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:
•The sale of substantial assets essential for the continued operations of its business.
•The incurrence of liens against its assets.
•Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2025 and 2024 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.
As of December 31, 2025 and 2024, debt was as follows:

			2025 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 5.35% to 10.00%, SOFR plus 3.500% to 3.750%	Various to 2060	Ps.	915,387,717	US$	50,949,129
Project financing	SOFR plus 1.23% to 1.81%	Various to 2031	4,221,385		234,956
Direct loans	Fixed of 4.59% to 10.380% and SOFR plus 2.15% to 4.54%	Various to 2031	269,813,134		15,017,401
Syndicated loans	SOFR plus 4.85%	During 2026	26,950,050		1,500,000
Revolving credit lines	SOFR	2026	28,565,695		1,589,924
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	16,491,503		917,893
Total financing in U.S. dollars			1,261,429,484		US$	70,209,303
Euros
Bonds	Fixed from 2.75% to 4.88%	Various to 2030	51,922,592			€2,461,090
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	9,165,982			¥79,982,394
Pesos
Certificados bursátiles	Fixed of 7.47%	Various to 2026	31,361,411
Direct loans	TIIE plus 1.90% to 4.50%	Various to 2029	84,526,117
Others	TIIE plus 2.65%	During 2026	19,942,808
Total financing in pesos			135,830,336
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	43,138,222
Total principal in pesos (C)			1,501,486,616
Plus:
Accrued interest			29,811,474
Total principal and interest			1,531,298,090
Less:
Short-term maturities			315,416,497
Accrued interest			29,811,474
Total short-term debt and current portion of long-term debt			345,227,971
Long-term debt			Ps.	1,186,070,119

			2024 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.38% to 10.00%, SOFR plus 0.612% to 3.75%	Various to 2060	1,218,029,594		U.S.$	60,095,301
Project financing	SOFR plus 0.87% to 1.81%	Various to 2031	8,380,867		413,496
Direct loans	Fixed of 10.38% and SOFR plus 2.15% to 4.54%	Various to 2031	101,351,485		5,000,493
Syndicated loans	SOFR plus 4.85%	Various to 2026	30,402,450		1,500,000
Revolving credit lines	SOFR plus 3.00% to 4.85%	2025	131,369,868		6,481,543
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	20,846,608		1,028,533
Total financing in U.S. dollars			1,510,380,872		U.S.$	74,519,366
Euros
Bonds	Fixed from 2.75% to 5.50%	Various to 2030	136,091,806			€6,484,638
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	10,306,353			¥79,956,191
Pesos
Certificados bursátiles	Fixed of 7.47% to	Various to 2026	31,318,419
Direct loans	TIIE plus 0.85% to 4.50%	Various to 2029	143,086,612
Syndicated loans	TIIE plus 0.95%	Various to 2025	1,350,000
Revolving credit lines	TIIE plus 4.25%	2025	20,500,000
Others	TIIE plus 2.65%	Various to 2026	34,006,893
Total financing in pesos			230,261,924
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	41,592,362
Other currencies
Bonds	Fixed from 3.75%	Various to 2025	11,412,443
Total principal in pesos (C)			1,940,045,760
Plus:
Accrued interest			38,726,495
Total principal and interest			1,978,772,255
Less:
Short-term maturities			386,492,022
Accrued interest			38,726,495
Total short-term debt and current portion of long-term debt			425,218,517
Long-term debt			Ps.	1,553,553,738

A.As of December 31, 2025 and 2024, interest rates were as follows: one week SOFR of 3.870% and 4.490%, one month SOFR of 3.688% and 4.332%, three month SOFR of 3.6517% and 4.3051%, six month SOFR of 3.574% and 4.250%, TIIE rate of 7.3489% and 10.2440%, respectively, for 28 days; TIIE rate of 7.393% and 10.633%, respectively, for 91 days; and TIIE rate of 7.458% and 10.769%, respectively, for 182 days.
B.As of December 31, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	17.9667	20.2683
Japanese yen	0.1146	0.1289
Pounds sterling	24.1607	25.3860
Euro	21.0974	20.9868
Swiss francs	22.6728	22.3721
UDI	8.665387	8.340909

C.Includes financing from foreign banks of Ps. 1,286,788,747 and Ps. 1,612,427,515, as of December 31, 2025 and 2024, respectively.
D. The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2025 and 2024, which includes short and long-term debt:

	2025		2024
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	897,917,722		1,056,523,887
Debt payments	(1,169,025,539)		(1,148,872,172)
Accrued interest (1)(2)	152,373,946		163,614,450
Interest (paid)	(149,914,573)		(148,380,958)
Foreign exchange	(178,825,721)		261,416,691
At the end of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
(1)During 2025, includes Ps. 5,068,080 of premiums and awards amortizations; Ps. (4,277,084) of fees and expenses related to the issuance of debt and amortized cost of Ps. 163,629.
(2)During 2024, includes Ps. 622,591 of premiums and awards amortizations; Ps. (1,900,454) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,127,973.

E. Maturity of the total principal outstanding:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2025, for each of the years ending December 31.	Ps.	345,227,971	84,555,621	158,916,761	99,401,877	141,672,702	701,523,158	Ps.	1,531,298,090